Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 16 – RELATED PARTY TRANSACTIONS

As of December 31, 2020, the accounts payable due to related party includes advances for inventory and services due to David Phipps of $90,809, accrued director fees of $5,000 due to Hector Delgado and accrued salary due to Thomas Seifert of $6,250. Total related party payments due as of December 31, 2020 and December 31, 2019 are $102,060 and $51,071, respectively. Those related party payable are non-interest bearing and due on demand.

The Company’s UK subsidiary, GTCL has an over-advance line of credit with HSBC, for working capital needs. The over-advance limit is £25,000 or $34,163 at an exchange rate of 1.3665, with interest at 5.50% over Bank of England’s base rate or current rate of 6.25% variable. The advance is guaranteed by David Phipps, the Company’s Chief Executive Officer. The Company has an American Express account for Orbital Satcom Corp. and an American Express account for GTCL, both in the name of David Phipps who personally guarantees the balance owed.

The Company employs three individuals related to Mr. Phipps who earned gross wages totaling $85,722 and $66,925 for the years ended December 31, 2020 and 2019, respectively.